UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08342
Strategic Income Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Strategic Income Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 69.4%

Security	Principal		U.S. $ Value

Colombia — 1.4%
Republic of Colombia, 11.75%, 3/1/10	COP	12,139,000,000	$5,317,115
Total Colombia (identified cost $5,107,126)			$5,317,115

Indonesia — 2.0%
APP Finance VI, 0.00%, 11/18/12 (1) (2)		4,000,000	175,000
APP Finance VII, 3.50%, 4/30/03 (1) (2)		2,000,000	215,000
DGS International Finance, 10.00%, 6/1/07 (2)		2,000,000	50,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes, 10.00%, 7/1/07 (2)		1,000,000	535,000
Indah Kiat International Finance, 12.50%, 6/15/06 (2)		1,000,000	680,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	45,000,000,000	5,763,078
Total Indonesia (identified cost $12,181,259)			$7,418,078

Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09	DEM	895,905	578,456
Total Morocco (identified cost $457,140)			$578,456

New Zealand — 2.5%
New Zealand Government, 7.00%, 7/15/09	NZD	12,600,000	9,272,405
Total New Zealand (identified cost $8,948,083)			$9,272,405

Philippines — 0.1%
Bayan Telecommunications, 13.50%, 7/15/06 (2) (3)		2,000,000	500,000
Total Philippines (identified cost $1,917,237)			$500,000

United States — 63.3%
Corporate Bonds & Notes — 1.7%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000	446,563
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	313,219
Coca-Cola Enterprise, 7.00%, 10/1/26		375,000	456,670
Eaton Corp., 8.875%, 6/15/19		500,000	672,355
Ford Holdings, 9.30%, 3/1/30		1,000,000	1,165,821

General Motors Acceptance Corp., 8.875%, 6/1/10		1,000,000	1,118,650
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,214,645

US Bancorp, 7.50%, 6/1/26	$840,000	$1,078,912
Willamette Industries, 7.35%, 7/1/26	50,000	60,085
Total Corporate Bonds & Notes (identified cost, $5,769,084)		$6,526,920

Collateralized Mortgage Obligations — 16.8%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	1,630,378	1,725,781
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	1,359,940	1,422,943
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	5,116,045	5,353,061
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	1,266,452	1,373,407
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,800,545	1,880,585
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	4,109,580	4,350,056
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	5,434,573	5,823,063
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	3,683,151	3,899,249
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	10,755,000	11,278,467
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	4,847,303	5,133,978
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,088,644	3,345,629
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	1,237,696	1,310,702
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	4,184,505	4,535,283
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	1,589,531	1,724,269
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/25/23	1,175,000	1,230,904
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,205,080

Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	3,139,698	3,297,911
Total Collateralized Mortgage Obligations (identified cost, $63,652,930)		$62,890,368
Mortgage Pass-Throughs — 42.5%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	10,661,991	11,021,887
6.50% with various maturities to 2024	7,752,074	8,114,411
7.00% with various maturities to 2024	5,439,248	5,773,831
7.31% with maturity at 2026	848,255	907,201
7.50% with various maturities to 2026	20,964,532	22,528,677
7.95% with maturity at 2022	1,396,458	1,525,227
8.00% with various maturities to 2021	665,264	700,846
8.15% with maturity at 2021	1,147,398	1,196,001
8.30% with maturity at 2021	702,148	773,525
8.47% with maturity at 2018	826,136	910,212
8.50% with various maturities to 2028	5,790,342	6,416,480
9.00% with various maturities to 2027	3,001,481	3,353,376
9.25% with various maturities to 2016	606,637	643,594
9.50% with various maturities to 2027	1,118,312	1,259,048

9.75% with various maturities to 2020	$140,675	$153,752
10.00% with various maturities to 2025	1,400,119	1,598,839
10.25% with maturity at 2013	360,688	388,383
10.50% with various maturities to 2021	1,702,493	1,984,889
11.00% with various maturities to 2019	3,054,079	3,545,642
11.25% with maturity at 2010	32,732	36,372
12.50% with various maturities to 2019	400,256	470,903
12.75% with maturity at 2013	26,809	30,543
13.25% with maturity at 2013	5,073	5,954
13.50% with maturity at 2019	41,701	48,600
		$73,388,193
Federal National Mortgage Association:
6.50% with various maturities to 2028	11,351,336	11,879,622
7.00% with various maturities to 2024	2,854,279	3,035,756
7.50% with various maturities to 2026	9,082,828	9,735,471
8.00% with various maturities to 2026	14,050,489	15,284,481
8.50% with various maturities to 2026	888,350	948,979
8.907% with maturity at 2010	390,702	417,845
9.00% with various maturities to 2024	2,353,062	2,599,658
9.024% with maturity at 2028	3,237,397	3,605,777
9.50% with various maturities to 2030	4,891,280	5,519,131
10.50% with maturity at 2020	366,666	429,195
11.00% with various maturities to 2025	343,081	396,156
11.50% with maturity at 2019	286,830	334,558
12.00% with maturity at 2015	179,425	210,631
12.50% with maturity at 2015	1,002,577	1,178,322
12.75% with maturity at 2014	64,726	78,589
13.00% with various maturities to 2015	391,043	466,654
13.50% with various maturities to 2015	187,255	219,888
14.75% with maturity at 2012	607,545	738,622
		$57,079,335
Government National Mortgage Association:
7.00% with various maturities to 2024	5,890,849	6,256,689
7.50% with various maturities to 2028	7,478,544	8,033,834
7.75% with maturity at 2019	96,459	104,822
8.00% with various maturities to 2023	3,077,252	3,346,721
8.30% with various maturities to 2020	701,600	768,184
8.50% with various maturities to 2021	577,838	635,490
9.00% with various maturities to 2025	2,147,825	2,395,982
9.50% with various maturities to 2026	6,013,547	6,809,240
12.50% with maturity at 2019	455,885	535,596
13.50% with maturity at 2014	28,335	34,795
		$28,921,353
Total Mortgage Pass-Throughs (identified cost, $159,347,679)		$159,388,881
Auction Rate Certificates — 1.7%

Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate, 2.50%, 7/1/32	5,000,000	5,000,000

Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate, 2.55%, 7/1/33	1,250,000	1,250,000

Total Auction Rate Certificates (identified cost, $6,250,000)		$6,250,000

U.S. Treasury Obligations — 0.6%
United States Treasury Bond, 7.875%, 2/15/21 (4) -(identified cost, $1,837,971)	$1,500,000	$2,064,494
Total United States (identified cost $236,857,664)		$237,120,663

Total Bonds & Notes (identified cost, $265,468,509)		$260,206,717

Common Stocks — 0.1%

Security	Shares	Value

Indonesia — 0.1%
Business Services — 0.1%
APP China (5) (6)	8,155	$310,000
		$310,000

Total Indonesia (identified cost $1,522,635)		$310,000

Total Common Stocks (identified cost $1,522,635)		$310,000

Auction-Rate Preferred Stock(7) — 0.7%

Security	Shares	Value

ING Prime Rate Trust, 2.41%	100	2,500,000
		$2,500,000

Total Auction-Rate Preferred Stock (identified cost $2,500,000)		$2,500,000

Warrants — 0.0%

Security	Shares	Value

Indonesia — 0.0%
Asia Pulp and Paper (5) (6)	2,000	0
		$0

Total Indonesia (identified cost $0)		$0

Total Warrants (identified cost $0)		$0

Commercial Paper — 30.0%

Security	Principal Amount (000’s omitted)	Value
Autobahn Funding Co., 2.35%, 2/1/05	$9,000	$9,000,000
Bavaria TRR Corp., 2.37%, 2/3/05	18,000	17,997,630
Belmont Funding, LLC, 2.35%, 2/1/05	5,000	5,000,000
Capital One Bank, 2.30%, 2/1/05	10,000	10,000,000
Fenway Funding, LLC, 2.40%, 2/2/05	4,918	4,917,673
Golden Fish, LLC, 2.52%, 2/16/05	17,000	16,982,150
Gotham Funding Corp., 2.50%, 2/18/05	6,000	5,992,917

Hitachi International Treasury, Ltd., 2.50%, 2/2/05	18,000	17,998,750

La Fayette Asset Securitization, LLC, 2.50%, 2/10/05	2,856	2,854,215
National Cooperative, 2.56%, 2/15/05	8,000	7,992,035
Old Court Funding, 2.51%, 2/25/05	9,700	9,683,769
Park Granada, LLC, 2.54%, 2/1/05	4,000	4,000,000

Total Commercial Paper (at amortized cost, $112,419,139)		$112,419,139

Short-Term Investments — 0.0%

Security	Principal	Value

Investors Bank and Trust Time Deposit, 2.50%, 2/1/05	$75,000	$75,000

Total Short-Term Investments (at amortized cost, $75,000)		$75,000

Total Investments — 100.2% (identified cost $381,985,283)		$375,510,856

Other Assets, Less Liabilities — (0.2)%		$(686,855)

Net Assets — 100.0%		$374,824,001

COP	-	Columbian Peso

DEM	-	Deutsche Mark

IDR	-	Indonesian Rupiah

NZD	-	New Zealand Dollar

(1)		Convertible bond.

(2)		Defaulted security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $500,000 or 0.1% of the Portfolio’s net assets.

(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Non-income producing security.

(7)		Represents preferred shares of a closed-end management investment company. Dividend rates reset every seven days.

A summary of financial instruments at January 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
			Net Unrealized
			Appreciation
Settlement Date(s)	Deliver	In Exchange For	(Depreciation)
2/14/05	Euro	United States Dollar
	1,940,000	2,541,031	11,762
2/03/05	Japanese Yen	United States Dollar
	541,800,000	5,210,968	(26,463)
2/04/05	New Zealand Dollar	United States Dollar
	13,385,886	9,577,802	60,552
2/28/05	South African Rand	United States Dollar
	35,440,000	5,960,209	32,782

			$78,633

Purchases
			Net Unrealized
			Appreciation
Settlement Date(s)	In Exchange For	Deliver	(Depreciation)
2/28/05	Botswana Pula	United States Dollar
	35,617,171	7,960,438	(20,101)
2/14/05	Brazilian Real	United States Dollar
	26,950,000	9,833,613	414,927
2/18/05	Canadian Dollar	United States Dollar
	5,700,000	4,679,303	(85,285)
2/18/05	Euro	Hungarian Forint
	3,509,054	872,000,000	(40,940)
2/04/05	Indian Rupee	United States Dollar
	423,500,000	9,591,756	107,961
2/04/05	Indonesian Rupiah	United States Dollar
	233,000,000,000	25,260,191	155,680
2/14/05	Mexican Peso	United States Dollar
	113,000,000	9,993,884	57,836
2/22/05	Mexican Peso	United States Dollar
	102,000,000	9,017,770	42,109
2/24/05	Polish Zloty	Euro
	47,222,000	11,468,610	179,490
2/22/05	Polish Zloty	Euro
	46,458,280	11,308,299	147,395
2/07/05	Slovakian Koruna	Euro
	530,332,000	13,724,948	246,291
2/25/05	Slovakian Koruna	Euro
	594,500,000	15,355,012	302,054
2/04/05	Taiwan Dollar	United States Dollar
	609,000,000	19,048,513	90,394
2/04/05	Thai Baht	United States Dollar
	306,000,000	7,811,104	124,801
2/14/05	Turkish Lira	United States Dollar
	6,420,000	4,675,552	106,759
			$1,829,371

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
3/05	35 Nikkei 225	Long	1,918,149	1,992,375	74,226
3/05	18 DAX Index	Long	2,492,746	2,505,358	12,612
3/05	23 Japan 10 Year Bond	Short	(30,726,692)	(31,029,046)	(302,354)
					$(215,516)

At January 31, 2005, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.25% on the notional amount of  $10,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on February 1, 2005 is recorded as a payable for open swap contracts of $31,426 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR on the notional amount of  $10,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on March 1, 2005 is recorded as a payable for open swap contracts of $33,579 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR on the notional amount of  $10,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on May 1, 2005 is recorded as a payable for open swap contracts of 33,580 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.30% on the notional amount of  $30,000,000.  In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount.  The value of the contract, which terminates on July 1, 2005 is recorded as a payable for open swap contracts of $92,988 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited with respect to 8,250 HSCE Futures contracts having a notional amount of  HKD 39,047,250 whereby the Portfolio receives or makes monthly payments equal to the total returns on the Hang Seng China Enterprises Futures Index on the same notional amount.  The value of the contract, which terminates on June 5, 2006 is recorded as a payable for open swap contracts of $177,345 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited with respect to 81 KS200 Futures contracts having a notional amount of  $4,177,413 whereby the Portfolio receives or makes quarterly payments equal to the total returns on the Kospi 200 Futures Index on the same notional amount.  The value of the contract, which terminates on June 13, 2006 is recorded as a receivable for open swap contracts of $604,954 at January 31, 2005.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.55% on the notional amount of  $8,862,983.  In exchange, the Portfolio receives payments equal to the total returns on a basket of securities sold on the Istanbul Stock Exchange on the same notional amount. The value of the contract, which terminates on February 2, 2005 is recorded as a receivable for open swap contracts of $715,530 at January 31, 2005.

Credit Default Swaps

Notional	Expiration		Net Unrealized
Amount	Date	Description	Depreciation

5,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(221,293)

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(406,088)

4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(237,036)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$383,193,188
Gross unrealized appreciation	$2,522,050
Gross unrealized depreciation	(10,204,382)
Net unrealized appreciation	$(7,682,332)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at January 31, 2005 on a federal income tax basis was 2,197,210.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005